Other Financial Liabilities - Summary of Estimates of Undiscounted Flows of Finance Leases (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 5,842,015	$ 2,166,275
Non current finance lease obligations	47,565,674	12,310,175
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	4,515,822	2,307,082
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	4,565,526	2,457,043
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	7,061,634	2,616,750
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	1,783,940	$ 4,929,300
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	$ 29,638,752
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.49%
Chile [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Finance Leases [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 7,121,593	$ 3,038,932
Non current finance lease obligations	60,791,882	14,136,785
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	1,762,246	760,090
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	5,359,347	2,278,842
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	6,982,602	3,034,977
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	6,581,108	3,030,765
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	8,682,207	3,026,279
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	3,143,338	5,044,764
Finance Leases [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	$ 35,402,627
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.25%
Current finance lease liabilities	$ 3,661,490	3,038,932
Non current finance lease obligations	$ 15,178,552	14,136,785
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.82%
Current finance lease liabilities	$ 321,343
Non current finance lease obligations	$ 4,368,379
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.68%
Current finance lease liabilities	$ 3,114,467
Non current finance lease obligations	$ 41,178,843
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%
Current finance lease liabilities	$ 24,293
Non current finance lease obligations	66,108
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	859,011	760,090
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	80,971
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	821,084
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	1,180
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	2,802,479	2,278,842
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	240,372
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	2,293,383
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	23,113
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	3,570,048	3,034,977
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	499,678
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,895,029
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	17,847
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	3,554,711	3,030,765
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	485,713
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,523,717
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	16,967
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	5,731,772	3,026,279
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	471,749
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,462,599
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	16,087
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	258,317	$ 5,044,764
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	457,785
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,412,029
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	15,207
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,063,704
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,453,454
Finance Leases [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	$ 30,885,469